Trust Preferred Debt - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 17, 2003
Debt Instrument [Line Items]
Trust preferred securities				$ 10
Trust I capital in a pooled underwriting totaled				$ 650
Tier 1 capital for regulatory capital adequacy determination purposes	25.00%	25.00%
Number of days defers interest payments	for more than 20 consecutive quarters	more than 20 consecutive quarters
Debt Instrument, Basis Spread on Variable Rate	2.95%	2.95%
Preferred Stock, Redemption Date	Sep. 17, 2033	Sep. 17, 2003
Debt Instrument, Interest Rate, Stated Percentage	3.18%	3.19%	3.26%